Non-financial Assets and Liabilities - Schedule of Movements Related to Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	$ 20,079	$ 49,293
Reclassifications		1,473
Charged/(credited) to:
- profit or loss	(5,778)	(30,687)
Ending balance	14,301	20,079
Tax losses (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(55,904)	(74,660)
Reclassifications		1,473
Charged/(credited) to:
- profit or loss	(1,698)	17,283
Ending balance	(57,602)	(55,904)
Other Temporary Differences (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(669)	(3,566)
Reclassifications		0
Charged/(credited) to:
- profit or loss	(4,009)	2,897
Ending balance	(4,678)	(669)
Intangible Assets (DTL)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	76,652	127,519
Reclassifications		0
Charged/(credited) to:
- profit or loss	(71)	(50,867)
Ending balance	$ 76,581	$ 76,652